Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 279,108	$ 292,276
Less: Deferred financing costs	(1,916)	(2,193)
Total debt	277,192	290,083
Less: Current portion	(44,621)	(38,795)
Long-term portion	232,571	251,288
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Long-term Debt, Gross	71,638	75,582
Secured Credit Facilities | Tanker Segment
Debt Instrument [Line Items]
Long-term Debt, Gross	118,706	124,757
Secured financing arrangements | Drybulk Segment
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 88,764	$ 91,937